Designated Accounting Hedges - Summary of Periods when Cash Flows Designated as Hedged (Detail) - Cash flow hedges [member] $ in Millions	Oct. 31, 2017 CAD ($)
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Net cash flows	$ (465)
1 - 3 years [member]
Disclosure of detailed information about hedges [line items]
Net cash flows	(921)
3 - 8 years [member]
Disclosure of detailed information about hedges [line items]
Net cash flows	(8)
Over 8 years [member]
Disclosure of detailed information about hedges [line items]
Net cash flows	$ 0